Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022
Accrued Expenses
Accrued payroll and payroll related liabilities	$ 3,811	$ 2,904
Accrued bonuses	787	1,208
Taxes payable	685	897
Other accrued expenses	1,636	3,893
Total accrued expenses	$ 6,919	$ 8,902